Convertible Notes and Note Payable (Details) - Schedule of the Company’s debt balances - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
SVB March 2021 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Note payable, current portion		$ 31,050
Unamortized loan discount	$ (102)	(1,086)
Carrying value		29,964
SNAP June 2020 Note [Member]
Convertible Notes and Note Payable (Details) - Schedule of the Company’s debt balances [Line Items]
Note payable, current portion			$ 15,000
Unamortized loan discount		$ (657)	(1,942)
Carrying value			$ 13,058